Obligations Related to Capital Leases - Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Capital lease obligations	$ 1,160,457	$ 392,839
Less current portion	(114,173)	(40,353)
Long-term obligations related to capital leases	1,046,284	352,486
LNG Carriers
Capital Leased Assets [Line Items]
Capital lease obligations	961,711	338,257
Suezmax
Capital Leased Assets [Line Items]
Capital lease obligations	$ 198,746	$ 54,582